Shareholder Report, Holdings (Details) - Wellington Shields All-Cap Fund – Institutional Shares	Nov. 30, 2025
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.28%
Financials
Holdings [Line Items]
Percent of Net Asset Value	12.92%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.45%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.58%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	7.39%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.96%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Goldman Sachs Financial Square Government Fund Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.44%
Alphabet, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	5.55%
NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.96%
Bloom Energy Corporation - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Eli Lily And Company
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.91%
JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Walmart Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.54%